NARRAGANSETT INSURED TAX-FREE INCOME FUND
                                Supplement to the
                       Statement of Additional Information
                Dated October 24, 2004 as Previously Supplemented
                                  June 17, 2005


         The material under the caption "Management of the Fund" is replaced by the following:


                             Management of the Fund


The Board of Trustees

         The business and affairs of the Fund are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Fund's operations, including approval of the advisory and any sub-advisory agreements and their annual renewal, the contracts with all other service providers and payments under the Fund's Distribution Plan and Shareholder Services Plan. The Fund's sole standing committee is the Audit Committee, consisting of all of the Trustees who are "independent" and are not "interested persons" of the Fund. The Committee, which met once during the last fiscal year, recommends to the Board of Trustees what independent registered public accounting firm will be selected by the Board of Trustees, reviews the methods, scope and result of audits and the fees charged, and reviews the adequacy of the Fund's internal accounting procedures and controls.

         The Fund has an Audit Committee, consisting of all of the Trustees who are "independent" and are not "interested persons" of the Fund. The Committee recommends to the Board of Trustees what independent registered public accounting firm will be selected by the Board of Trustees, reviews the methods, scope and result of audits and the fees charged, and reviews the adequacy of the Fund's internal accounting procedures and controls. The Audit Committee had one meeting during the last fiscal year.

         The Fund has a Nominating Committee, consisting of all of the non-interested Trustees. The Nominating Committee held no meetings during the fiscal year ended June 30, 2004. The committee will consider nominees recommended by the shareholders who may send recommendations to the committee in care of the Manager at 380 Madison Avenue, New York, NY 10017.

         Mr. Paul Y. Clinton resigned effective November 30, 2004 and Mr. Cornelius T. Ryan resigned effective February 28, 2005. Mr. James R. Ramsey was elected by the Board to fill a vacancy effective December 10, 2004. Mr. Timothy
J. Leach was elected by the Board to fill a vacancy effective April 1, 2005.

Trustees and Officers

         The following material includes information about each Trustee and officer of the Fund. All shares of the Fund listed as owned by the Trustees are Class A Shares unless indicated otherwise.


Trustees
and Officers
                                                                           Number of
                                                                           Portfolios in     Other Directorships
                          Positions Held                                   Fund              Held by Trustee
                          with Fund and                                    Complex(3)       (The  position  held is
Name, Address(1) and      Length of         Principal Occupation(s)        Overseen by      a  directorship  unless
Date of Birth             Service(2)        During Past 5 Years            Trustee          indicated otherwise.)

Interested
Trustees (4)

Lacy B. Herrmann          Trustee since     Founder and Chairman of the         8      Director or trustee, Pimco
New York, NY              1992 and          Board, Aquila Management                   Advisors VIT, Oppenheimer Quest
(05/12/29)                Chairman of the   Corporation, the sponsoring                Value Funds Group, Oppenheimer
                          Board of          organization and parent of the             Small Cap Value Fund,
                          Trustees,         Manager or Administrator and/or            Oppenheimer Midcap Fund, and
                          1992-2005         Adviser or Sub-Adviser to each             Oppenheimer Rochester Group of
                                            fund of the Aquilasm Group of              Funds.
                                            Funds(5); Chairman of the
                                            Manager or Administrator and/or
                                            Adviser or Sub-Adviser to each
                                            since 2004; Founder, Chairman
                                            Emeritus and Trustee of Aquila
                                            Rocky Mountain Equity Fund,
                                            Tax-Free Fund For Utah,
                                            Narragansett Insured Tax-Free
                                            Income Fund and Tax-Free Trust
                                            of Arizona; Founder and Chairman
                                            Emeritus of Hawaiian Tax-Free
                                            Trust, Pacific Capital Cash
                                            Assets Trust, Pacific Capital
                                            Tax-Free Cash Assets Trust,
                                            Pacific Capital U.S. Government
                                            Securities Cash Assets Trust,
                                            Tax-Free Fund of Colorado,
                                            Churchill Tax-Free Fund of
                                            Kentucky and Tax-Free Trust of
                                            Oregon; previously Chairman and
                                            a Trustee of each fund in the
                                            Aquilasm Group of Funds since
                                            its establishment until 2004 or
                                            2005; Director of the
                                            Distributor since 1981 and
                                            formerly Vice President or
                                            Secretary, 1981-1998; Trustee
                                            Emeritus, Brown University and
                                            the Hopkins School; active in
                                            university, school and
                                            charitable organizations.

David A. Duffy            Trustee since     Chairman, Rhode Island              1     Citizens Bank of Rhode Island
North Kingstown, RI       1995              Convention Center Authority               and Connecticut since 1999;
(08/07/39)                                  since 2003; retired Founder,              Delta Dental of Rhode Island
                                            formerly President, Duffy &               since 2004.
                                            Shanley, Inc., a marketing
                                            communications firm, 1973-2003;
                                            Transition Chairman for Gov.
                                            Donald Carcieri (R.I.); past
                                            National Chairman, National
                                            Conference for Community and
                                            Justice (NCCJ); Chairman,
                                            Providence College President's
                                            Council; officer or director of
                                            numerous civic and non-profit
                                            organizations.

John J. Partridge         Trustee since     Founding Partner, Partridge, Snow    5              None
Providence, RI            2002              & Hahn, LLP, a law firm,
(05/05/40)                                  Providence, Rhode Island, since
                                            1988; director of various educational,
                                            civic and charitable organizations,
                                            including Greater Providence Chamber
                                            of Commerce, Ocean State Charities
                                            Trust and Memorial Hospital of Rhode
                                            Island.


Non-interested Trustees

William J. Nightingale    Chair of the      Retired; formerly Chairman,         2       Ring's End, Inc.
Rowayton, CT              Board of          founder (1975) and Senior
(09/16/29)                Trustees since    Advisor until 2000 of
                          2005 and          Nightingale & Associates,
                          Trustee since     L.L.C., a general management
                          1992              consulting firm focusing on
                                            interim management, divestitures,
                                            turnaround of troubled companies,
                                            corporate restructuring and
                                            financial advisory services.

Vernon R. Alden           Trustee since     Retired; former director or         1      Sonesta International Hotels
Boston, MA                1992              trustee of various Fortune 500             Corporation and College
(04/07/23)                                  companies, including                       Partnership Inc.
                                            Colgate-Palmolive and McGraw Hill;
                                            formerly President of Ohio
                                            University and Associate Dean of the
                                            Harvard University Graduate School
                                            of Business Administration; member
                                            of several Japan-related advisory
                                            councils, including Chairman of the
                                            Japan Society of Boston; trustee of
                                            various cultural, educational and
                                            civic organizations.

Timothy J. Leach          Trustee since     Executive Vice President & Chief    2                    None
Orinda, CA                2005              Investment Officer, U.S. Trust
(08/28/55)                                  Company, New York, NY,
                                            2004-present; Executive Vice
                                            President & Chief Investment
                                            Officer, Private Asset
                                            Management Group, Wells Fargo
                                            Bank, San Francisco, CA,
                                            1999-2003; President and Chief
                                            Investment Officer, ABN Amro
                                            Asset Management (USA),
                                            1998-1999; President & Chief
                                            Investment Officer, Qualivest
                                            Capital Management Inc. and
                                            Senior Vice President & Chief
                                            Investment Officer, Trust &
                                            Investment Group, US Bancorp,
                                            Portland, OR, 1994-1998; Trustee
                                            of Tax-Free Trust of Oregon,
                                            2001-2002.

James R. Ramsey           Trustee since     President, University of            2      Community Bank and Trust,
Louisville, KY            2004              Louisville since November 2002;            Pikeville, KY and Texas
(11/14/48)                                  Professor of Economics,                    Roadhouse Inc.
                                            University of Louisville,
                                            1999-present; Kentucky Governor's
                                            Senior Policy Advisor and State
                                            Budget Director, 1999-2002; Vice
                                            Chancellor for Finance and
                                            Administration, the University of
                                            North Carolina at Chapel Hill, 1998
                                            to 1999; previously Vice President
                                            for Finance and Administration at
                                            Western Kentucky University, State
                                            Budget Director for the Commonwealth
                                            of Kentucky, Chief State Economist
                                            and Executive Director for the
                                            Office of Financial Management and
                                            Economic Analysis for the
                                            Commonwealth of Kentucky, Adjunct
                                            Professor at the University of
                                            Kentucky, Associate Professor at
                                            Loyola University-New Orleans and
                                            Assistant Professor at Middle
                                            Tennessee State University.

J. William Weeks          Trustee since     Retired; limited partner and        2                    None
Palm Beach, FL            1995              investor in various real estate
(06/22/27)                                  partnerships since 1988;
                                            formerly Senior Vice President
                                            or Vice President of the Aquila
                                            Bond Funds; and Vice President
                                            of the Distributor.

Officers

Diana P. Herrmann         President since   Vice Chair and Chief Executive      N/A                  N/A
New York, NY              1998 and Vice     Officer of Aquila Management
(02/25/58)                Chair of the      Corporation, Founder of the
                          Board             since 2003 Aquilasm Group of Funds
                                            and parent of Aquila Investment
                                            Management LLC, Manager since 2004,
                                            President and Chief Operating
                                            Officer since 1997, a Director since
                                            1984, Secretary since 1986 and
                                            previously its Executive Vice
                                            President, Senior Vice President or
                                            Vice President, 1986-1997; Chief
                                            Executive Officer and Vice Chair
                                            since 2004 and President, Chief
                                            Operating Officer and Manager of the
                                            Manager since 2003; Vice Chair,
                                            President, Executive Vice President
                                            or Senior Vice President of funds in
                                            the Aquilasm Group of Funds since
                                            1986; Director of the Distributor
                                            since 1997; trustee, Reserve
                                            Money-Market Funds, 1999-2000 and
                                            Reserve Private Equity Series,
                                            1998-2000; Governor, Investment
                                            Company Institute (2004) and head of
                                            its Small Funds Committee since
                                            2004; active in charitable and
                                            volunteer organizations.

Charles E.                Executive Vice    Executive Vice President of all     N/A                  N/A
Childs, III               President since   funds in the Aquilasm Group of
New York, NY              2003              Funds and the Manager and the
(04/01/57)                                  Manager's parent since 2003;
                                            formerly Senior Vice President,
                                            corporate development, Vice
                                            President, Assistant Vice President
                                            and Associate of the Manager's
                                            parent since 1987; Senior Vice
                                            President, Vice President or
                                            Assistant Vice President of the
                                            Aquila Money-Market Funds,
                                            1988-2003.

Stephen J. Caridi         Senior Vice       Vice President of the               N/A                  N/A
New York, NY (05/06/61)   President since   Distributor since 1995; Vice
                          1998              President, Hawaiian Tax-Free Trust
                                            since 1998; Senior Vice President,
                                            Narragansett Insured Tax-Free Income
                                            Fund since 1998, Vice President
                                            1996-1997; Senior Vice President,
                                            Tax-Free Fund of Colorado since
                                            2004; Assistant Vice President,
                                            Tax-Free Fund For Utah since 1993.

Robert W. Anderson        Chief             Chief Compliance Officer of the     N/A                  N/A
New York, NY              Compliance        Fund, the Manager and the
 (08/23/40)               Officer since     Distributor since 2004,
                          2004 and          Compliance Officer of the
                          Assistant         Manager or its predecessor and
                          Secretary         current parent since 1998 and
                          since 2000        Assistant Secretary of the
                                            Aquilasm Group of Funds since
                                            2000; Consultant, The Wadsworth
                                            Group, 1995-1998.

Joseph P. DiMaggio        Chief             Chief Financial Officer of the      N/A                  N/A
New York, NY              Financial         Aquilasm Group of Funds since
(11/06/56)                Officer since     2003 and Treasurer since 2000;
                          2003 and          Controller, Van Eck Global
                          Treasurer         Funds, 1993-2000.
                          since 2000

Edward M. W. Hines        Secretary since   Partner, Hollyer Brady Barrett &    N/A                  N/A
New York, NY              1992              Hines LLP, legal counsel to the
(12/16/39)                                  Fund, since 1989; Secretary of
                                            the Aquilasm Group of Funds.

John M. Herndon           Assistant         Assistant Secretary of the          N/A                  N/A
New York, NY (12/17/39)   Secretary since   Aquilasm Group of Funds since
                          1995              1995 and Vice President of the three
                                            Aquila Money-Market Funds since
                                            1990; Vice President of the Manager
                                            or its predecessor and current
                                            parent since 1990.

Lori A. Vindigni          Assistant         Assistant Treasurer of the          N/A                  N/A
New York, NY              Treasurer since   Aquilasm Group of Funds since
(11/02/66)                2000              2000; Assistant Vice President
                                            of the Manager or its predecessor
                                            and current parent since 1998; Fund
                                            Accountant for the Aquilasm Group of
                                            Funds, 1995-1998.

 (1) The mailing address of each Trustee and officer is c/o Narragansett Insured Tax-Free Income Fund, 380 Madison Avenue, New York, NY 10017.

(2) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(3) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(4) Mr. Herrmann is an interested person of the Fund as that term is defined in the 1940 Act as an officer of the Fund and a director, officer and shareholder of the Manager and as a shareholder and director of the Distributor. Mr. Duffy is an interested person as a director of the Sub-Adviser. Mr. Partridge is an interested person of the Fund as a partner of the law firm that performs legal services for the Sub-Adviser.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds, which do not include the dormant funds described in footnote 3, are called the "Aquilasm Group of Funds."


                       Securities Holdings of the Trustees
                                (as of 12-31-03)


                           Dollar Range of Ownership
                              in Narragansett                Aggregate Dollar Range of
                              Insured Tax-Free               Ownership in Aquilasm Investment
                              Income Fund(1)                 Companies Overseen by Trustee (1)
                              --------------                 -----------------------------

Interested Trustees

Lacy B. Herrmann                           B                                  E

David A. Duffy                             C                                  C

John J. Partridge                          C                                  C

Non-interested Trustees

Vernon R. Alden                            B                                  B

Timothy J. Leach(2)                        A                                  A

William J. Nightingale                     B                                  C

James R. Ramsey(3)                         A                                  C

J. William Weeks                           B                                  C


(1)  A. None
     B. $1-$10,000
     C. $10,001-$50,000
     D. $50,001-$100,000
     E. over $100,000

(2) As of the date of this Supplement, B and B.

(3) As of the date of this Supplement, C and D.

         None of the non-interested Trustees or their immediate family members holds of record or beneficially any securities of the Manager or the Distributor.

 Trustee Compensation

         The Fund does not currently pay fees to any of the Fund's officers or to Trustees affiliated with the Manager or the Sub-Adviser. For its fiscal year ended June 30, 2004 the Fund paid a total of $99,959 in compensation and reimbursement of expenses to the Trustees. No other compensation or remuneration of any type, direct or contingent, was paid by the Fund to its Trustees.

         The Fund is one of the 11 funds in the Aquilasm Group of Funds, which consist of tax-free municipal bond funds, money-market funds and an equity fund. The following table lists the compensation of all non-interested Trustees who received compensation from the Fund and the compensation they received during the Fund's fiscal year from other funds in the Aquilasm Group of Funds. None of such Trustees has any pension or retirement benefits from the Fund or any of the other funds in the Aquila group.


                                                Compensation          Number of
                                                from all              boards on
                              Compensation      funds in the          which the
                              from the          Aquilasm Group        Trustee
Name                          Fund              of Funds              serves

Vernon R. Alden               $8,200            $  8,200              1

David A. Duffy                $7,600            $  7,600              1

William J. Nightingale        $8,975            $ 17,950              2

John J. Partridge             $7,600            $  7,600              5

James R. Ramsey               $    0            $  4,950              2

J. William Weeks              $9,450             $20,925              2


         Class A Shares may be purchased without a sales charge by the Fund's Trustees and officers. (See "Reduced Sales Charges for Certain Purchases of Class A Shares," below).



         The following is added to the material under the caption "Reduced Sales Charges for Certain Purchases of Class A Shares", "General":

o For the 90-day period beginning August 19, 2005 and ending November 16, 2005, customers of Edward D. Jones & Co., L.P. who are eligible for the Edward Jones Free Switch Program.


                         The date of this supplement is
                                 August 25, 2005

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                         Supplement to the Prospectuses
                Dated October 24, 2004 as Previously Supplemented
                                  June 17, 2005


         The material under the heading "Board of Trustees" on the inside back cover is replaced by the following:

William J. Nightingale, Chair
Lacy B. Herrmann
Vernon R. Alden
David A Duffy
Timothy J. Leach
John J. Partridge
James R. Ramsey
J. William Weeks


                         The date of this supplement is
                                 August 25, 2005